Intangible assets other than goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 125,618,666		$ 118,964,142		$ 77,032,480
Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	106,347,234		104,487,137		$ 63,804,999
Chile | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	35,730,970		35,280,580
Chile | Trademark [Member] | Embotelladoras Chilenas Unidas S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	32,109,965		31,659,575
Chile | Trademark [Member] | Manantial S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,166,000		1,166,000
Chile | Trademark [Member] | Compania Pisquera de Chile S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,363,782		1,363,782
Chile | Trademark [Member] | Compania Cerveceria Kunstmann S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,091,223	[1]	1,091,223	[2]
International Business | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	50,728,325		49,381,832
International Business | Trademark [Member] | CCU Argentina S.A. and subsidiaries
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	38,839,911	[3]	36,807,884
International Business | Trademark [Member] | Marzurel S.A., Coralina S.A. and Milotur S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	2,482,090		2,651,576
International Business | Trademark [Member] | Bebidas del Paraguay SA [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	3,542,203		3,558,832
International Business | Trademark [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	5,864,121	[4]	6,363,540
Wines | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	19,887,939	[5]	19,824,725
Wines | Trademark [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 19,887,939		$ 19,824,725

[1]	See Note 15 – Business combinations, letter b).
[2]	See Note 15 – Business combinations, letter d).
[3]	See Note 1 – General information, letter C).
[4]	See Note 15 – Business Combinations, letter a).
[5]	See Note 15 – Business Combinations, letter c).